Commitments (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Commitments (Textual)
Rental expense	$ 2,733,265	$ 1,783,888	$ 1,426,695
Operating lease expiration, description	Between March 2017 and October 2027.
Rent free period	5 years